RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

We transact business with the following related parties, consisting of companies in which Hemen and companies associated with Hemen have a significant interest: Frontline Ltd and its subsidiaries (ICB Shipping (Bermuda) Ltd, Frontline Management (Bermuda) Ltd, Seateam Management Pte Ltd and Frontline 2012 Ltd., referred to as "Frontline"), Ship Finance International Ltd (referred to as "Ship Finance") and Seatankers Management Co. Ltd and companies affiliated with it (referred to as "Seatankers"). We also transact business with our associated companies.

Frontline

Refer to Note 8 for transactions with Frontline regarding sale of contracts and vessels in 2015.

Ship Finance

In April 2015, we agreed to a sale and leaseback transaction with Ship Finance for eight Capesize vessels. These vessels were sold en-bloc for an aggregate price of $272.0 million. The vessels were delivered to Ship Finance in the third quarter of 2015 and were time chartered-in by one of our subsidiaries for a period of ten years. The daily time charter rate is $17,600 during the first seven years and $14,900 in the remaining three years, of which $7,000 is for operating expenses (including dry docking costs). In addition, 33% of our profit from revenues above the daily time charter rate for all eight vessels aggregated will be calculated and paid on a quarterly basis to Ship Finance and the daily hire payments will be adjusted if the actual three month LIBOR should deviate from a base LIBOR of 0.4% per annum. For each 0.1% point increase/decrease in the interest rate level, the daily charter hire will increase or decrease by $50 per day in the first seven years and $25 per day in the remaining three years. We have a purchase option of $112 million en-bloc after ten years and, if such option is not exercised, Ship Finance will have the option to extend the charters by three years at $14,900 per day.

We are the commercial manager for 14 (2016: 14) dry bulk and eight (2016: nine) container vessels owned and operated by Ship Finance. Pursuant to the management agreements, we receive $125 per day per vessel for managing seven of the 14 dry bulk vessels and $75 per day per vessel for managing the remaining seven dry bulk vessels (2016: $125 per day per vessel for managing the seven dry bulk vessels, 2015: $125 per day per vessel for managing the twelve dry bulk vessels) and $75 per day per vessel for managing the eight container vessels (2016: $75 per day per vessel for managing the nine container vessels, 2015: $65 per day per vessel for managing the eleven container vessels).

Seatankers

We are the commercial manager of twenty (2016: twenty-one) dry bulk vessel owned and operated by Seatankers. Pursuant to the management agreements, we receive $125 (2016: $125, 2015: $125) per day per vessel for managing the dry bulk vessels. From time to time we may also charter in dry bulk vessel owned by Seatankers on short term time charters.

Capesize Chartering

In February 2015, the Former Golden Ocean, Bocimar International NV, C Transport Holding Ltd, Golden Union Shipping Co S.A., and Star Bulk Carriers Corp. announced the formation of a new joint venture company, Capesize Chartering Ltd, or CCL. We acquired the Former Golden Ocean's 20% interest in Capesize Chartering upon completion of the Merger on March 31, 2015. In January 2016, Golden Union Shipping Co S.A. equally transferred its 20% stake in CCL to the remaining four joint venture partners. At the same time, we entered into a revenue sharing agreement for Capesize dry bulk vessels with the joint venture partners whereby it was agreed that we would initially include 21 Capesize dry bulk vessels in the revenue sharing agreement. The revenue sharing agreement applies to 65 modern Capesize dry bulk vessels across the joint venture partners and is being managed from our offices in Singapore and Bocimar’s offices in Antwerp.

United Freight Carriers

We acquired the Former Golden Ocean's 50% interest United Freight Carriers LLC, or UFC, upon completion of the Merger on March 31, 2015. UFC is a dry cargo vessel operator and logistics service provider that primarily focuses its activity around smaller bulk carriers with deadweight of up to 50,000 tonnes.

Management Agreements

Technical Supervision Services

We receive technical supervision services from Frontline Management. Pursuant to the terms of the agreement, Frontline Management receives an annual management fee of $30,555 per vessel (2016: $31,875 per vessel). This fee is subject to annual review. Frontline Management also manages our newbuilding supervision and charges us for the costs incurred in relation to the supervision.

Ship Management

The ship management of our vessels is provided by external ship managers, except for twenty (2016: fifteen) vessels, which is provided by SeaTeam Management Pte. Ltd, a company in which we own 22.2% and is a subsidiary of Frontline.

Other Management Services

We aim to operate efficiently through utilizing Frontline or other companies with the same main shareholder and these costs are allocated based on a cost plus mark-up model. During 2016, we received assistance in relation to consolidation and reporting as well as management of our Sarbanes Oxley compliance from Frontline and we were charged a fee of $115,000 (2015: $115,000) per quarter for these services. Effective January 1, 2017, we only receive services in relation to management of our Sarbanes Oxley compliance from Frontline at a quarterly fee of $17,500. We also receive services in relation to sales and purchase activities, bunker procurement and administrative services in relation to the corporate headquarter.

Acquisition of vessels from affiliates of Hemen

In October 2017, we agreed to acquire two Capesize vessels from affiliates of Hemen, our largest shareholder, at an aggregated purchase price of $86.0 million. As settlement of the purchase price for each vessel, the Company entered into a seller's credit loan with an affiliate of Hemen for 50% of the purchase price of each vessel. The remaining part of the purchase price was to be settled with an aggregate of $9.0 million of cash and 4,000,000 of newly-issued common shares of the Company; 2,000,000 shares was to be issued upon the delivery of each vessel. In November 2017, one of the vessels, Golden Behike, was delivered to us and 2,000,000 shares were issued to satisfy the purchase price. Refer to Note 32 for the delivery of the second vessel.

In March 2017, we entered into agreements to acquire two Panamax vessels from affiliates of Hemen. In exchange for the two Panamax vessels acquired from affiliates of Hemen, subsequently renamed Golden Amber and Golden Opal and delivered in June 2017, we issued an aggregate of 3.3 million shares as consideration to Hemen and assumed seller's credits of an aggregate of $22.5 million.

Seller's credits from affiliates of Hemen

In connection with the acquisition of the two Panamax vessels from affiliates of Hemen in 2017, we assumed an aggregate of $22.5 million in debt under seller's credit agreements, non-amortizing until June 2019 and with an interest rate of LIBOR plus a margin of 3.0%.

In connection with the agreements to acquire two Capesize vessels from affiliates of Hemen in October 2017, we entered into non-amortizing seller's credit loans with an affiliate of Hemen for 50% of the purchase price of each vessel. Each loan bears interest at LIBOR plus a margin of 3.00% per annum and matures three years after delivery of each vessel. Following the delivery of Golden Behike in 2017, we assumed $21.5 million in a seller's credit loan related to the vessel. Refer to Note 32 for the delivery of the second vessel.

A summary of long-term balances owed to related parties as of December 31, 2017 and 2016 is as follows:

(in thousands of $)	2017	2016
Hemen	44,000	—
	44,000	—

A summary of net amounts charged by related parties in 2017, 2016 and 2015 is as follows:

(in thousands of $)	2017	2016	2015
ICB Shipping (Bermuda) Ltd	—	—	579
Frontline Ltd	4,210	6,521	13,192
The Former Golden Ocean	—	—	134
Ship Finance International Limited	27,977	25,564	12,060
Seateam Management Pte Ltd	3,103	2,638	1,932
Seatankers Management Co Ltd	9,696	4,216	159
Golden Opus Inc	1,286	1,114	—
Capesize Chartering Ltd	57	98	—
Affiliates of Hemen	634	—	—
	46,963	40,151	28,056

Net amounts charged by related parties comprise general management and commercial management fees, charter hire expenses, newbuilding supervision fees, interest expenses and newbuilding commission fees.

A summary of net amounts charged to related parties in 2017, 2016 and 2015 is as follows:

(in thousands of $)	2017	2016	2015
Ship Finance International Limited	738	795	560
Seatankers Management Co Ltd	933	957	310
United Freight Carriers LLC	—	150	—
Capesize Chartering Ltd	3,368	945	—
	5,039	2,847	870

Net amounts charged to related parties comprise commercial management fees since April 1, 2015, following the completion of the Merger with the Former Golden Ocean.

A summary of balances due from related parties as of December 31, 2017 and 2016 is as follows:

(in thousands of $)	2017	2016
Capesize Chartering Ltd	—	322
Frontline Ltd	1,095	1,523
Ship Finance International Ltd	60	2
Seatankers Management Co Ltd	825	77
Golden Opus Inc	10	3
	1,990	1,927

A summary of short-term balances owed to related parties as of December 31, 2017 and 2016 is as follows:

(in thousands of $)	2017	2016
Capesize Chartering Ltd	879	—
Frontline Ltd	1,822	1,044
Seatankers Management Co Ltd	—	270
Golden Opus Inc	29	73
	2,730	1,387

As at December 31, 2017 and December 31, 2016, receivables and payables with related parties mainly comprise unpaid fees for services rendered from and to related parties.

We have periodically issued share options and RSUs to Board and management companies, as disclosed in Notes 26 and 27 of these consolidated financial statements. In February 2016, Hemen was allocated 31.6 million shares at NOK 25.00 per share in connection with a private placement share offering of 68.7 million new shares. Hemen also owns $124.4 million of the Convertible Bond, which is convertible into 1,426,769 of our common shares at an exercise price of $87.19 per share. In 2017, we issued an aggregate of 5,300,000 shares to Hemen in connection with vessel acquisitions.